Accounts receivable and other	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Accounts receivable and other
7.	Accounts receivable and other

	December 31, 2017 $	December 31, 2016 $
Trade receivables	7,746	11,053
Value added and other taxes recoverable	44,717	22,156
Other receivables and advances	7,134	8,208
Prepaid expenses and deposits	18,747	12,898
	78,344	54,315